Revision and Reclassifications of Prior Period Financial Statements - Consolidated Balance Sheets (Details) - USD ($)		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Deferred acquisition costs		$ 12,923,000,000	$ 12,923,000,000	[1]	$ 13,525,000,000	$ 13,525,000,000	[1]	$ 14,043,000,000	$ 13,897,000,000	$ 12,337,000,000
Reinsurance recoverable on market risk benefits		29,046,000,000	29,046,000,000	[1]	32,834,000,000	32,834,000,000	[1]	35,116,000,000
Reinsurance recoverable on market risk benefits, at fair value		221,000,000	221,000,000	[1]	383,000,000	383,000,000	[1]	471,000,000
Market risk benefit - (assets)		4,865,000,000	4,865,000,000	[1]	1,664,000,000	1,664,000,000	[1]	690,000,000
Deferred income taxes, net		320,000,000	320,000,000	[1]	1,716,000,000	1,716,000,000	[1]	1,882,000,000
Other assets		944,000,000	944,000,000	[1]	933,000,000	933,000,000	[1]	1,181,000,000
Total assets		314,983,000,000	314,983,000,000	[1]	377,357,000,000	377,357,000,000	[1]	355,511,000,000
Liabilities
Reserves for future policy benefits and claims payable		12,318,000,000	12,318,000,000	[1]	15,190,000,000	15,190,000,000	[1]	16,796,000,000
Other contract holder funds		58,190,000,000	58,190,000,000	[1]	58,721,000,000	58,721,000,000	[1]	63,585,000,000
Market risk benefit - liabilities		5,662,000,000	5,662,000,000	[1]	8,033,000,000	8,033,000,000	[1]	10,690,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option	[1]		1,732,000,000			1,404,000,000
Other liabilities	[1]		2,403,000,000			2,540,000,000
Total liabilities		305,605,000,000	305,605,000,000	[1]	369,036,000,000	369,036,000,000	[1]	348,576,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021		(3,378,000,000)	(3,378,000,000)	[1]	1,360,000,000	1,360,000,000	[1]	3,436,000,000
Retained earnings		6,403,000,000	6,403,000,000	[1]	440,000,000	440,000,000	[1]	(2,927,000,000)
Equity		9,378,000,000	9,378,000,000	[1]	8,321,000,000	8,321,000,000	[1]	6,935,000,000	9,923,000,000	$ 7,322,000,000
Total liabilities and equity		314,983,000,000	$ 314,983,000,000	[1]	377,357,000,000	377,357,000,000	[1]	355,511,000,000
As Previously Reported
Assets
Deferred acquisition costs		13,422,000,000			14,249,000,000	14,249,000,000		13,897,000,000
Reinsurance recoverable on market risk benefits		29,641,000,000			33,126,000,000	33,126,000,000		35,270,000,000
Reinsurance recoverable on market risk benefits, at fair value		0			0	0		0	$ 407,000,000
Market risk benefit - (assets)		0			0	0		0
Deferred income taxes, net		385,000,000			954,000,000	954,000,000		1,058,000,000
Other assets		946,000,000			928,000,000	853,000,000		1,179,000,000
Total assets		311,058,000,000			375,559,000,000	375,484,000,000		353,532,000,000
Liabilities
Reserves for future policy benefits and claims payable		14,273,000,000			18,667,000,000	17,629,000,000		22,512,000,000
Other contract holder funds		58,195,000,000			58,726,000,000	59,689,000,000		63,592,000,000
Market risk benefit - liabilities		0			0	0		0
Notes issued by consolidated variable interest entities, at fair value under fair value option						0
Other liabilities						3,944,000,000
Total liabilities		301,903,000,000			364,485,000,000	364,410,000,000		343,609,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021		(5,481,000,000)			1,744,000,000	1,744,000,000		3,821,000,000
Retained earnings		8,283,000,000			2,809,000,000	2,809,000,000		(324,000,000)
Equity		9,155,000,000			11,074,000,000	11,074,000,000		9,923,000,000
Total liabilities and equity		311,058,000,000			375,559,000,000	375,484,000,000		353,532,000,000
Revision of Prior Period, Accounting Standards Update, Adjustment
Assets
Deferred acquisition costs		(499,000,000)			(724,000,000)	(724,000,000)		146,000,000
Reinsurance recoverable on market risk benefits		(595,000,000)			(292,000,000)	(292,000,000)		(154,000,000)
Reinsurance recoverable on market risk benefits, at fair value		221,000,000			383,000,000	383,000,000		471,000,000
Market risk benefit - (assets)		4,865,000,000			1,664,000,000	1,664,000,000		690,000,000
Deferred income taxes, net		(65,000,000)			762,000,000	762,000,000		824,000,000
Other assets		(2,000,000)			5,000,000	5,000,000		2,000,000
Total assets		3,925,000,000			1,798,000,000	1,798,000,000		1,979,000,000
Liabilities
Reserves for future policy benefits and claims payable		(1,955,000,000)			(3,477,000,000)	(3,477,000,000)		(5,716,000,000)
Other contract holder funds		(5,000,000)			(5,000,000)	(5,000,000)		(7,000,000)
Market risk benefit - liabilities		5,662,000,000			8,033,000,000	8,033,000,000		10,690,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option						0
Other liabilities						0
Total liabilities		3,702,000,000			4,551,000,000	4,551,000,000		4,967,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021		2,103,000,000			(384,000,000)	(384,000,000)		(385,000,000)
Retained earnings		(1,880,000,000)			(2,369,000,000)	(2,369,000,000)		(2,603,000,000)
Equity		223,000,000			(2,753,000,000)	(2,753,000,000)		(2,988,000,000)
Total liabilities and equity		$ 3,925,000,000			$ 1,798,000,000	1,798,000,000		1,979,000,000
Impact of Revisions and Reclassifications
Assets
Deferred acquisition costs						0
Reinsurance recoverable on market risk benefits						0
Reinsurance recoverable on market risk benefits, at fair value						0
Market risk benefit - (assets)						0
Deferred income taxes, net						0
Other assets						75,000,000
Total assets						75,000,000
Liabilities
Reserves for future policy benefits and claims payable						1,038,000,000
Other contract holder funds						(963,000,000)
Market risk benefit - liabilities						0
Notes issued by consolidated variable interest entities, at fair value under fair value option						1,404,000,000
Other liabilities						(1,404,000,000)
Total liabilities						75,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021						0
Retained earnings						0
Equity						0
Total liabilities and equity						75,000,000
As Revised
Assets
Deferred acquisition costs						13,525,000,000
Reinsurance recoverable on market risk benefits						32,834,000,000
Reinsurance recoverable on market risk benefits, at fair value						383,000,000
Market risk benefit - (assets)						1,664,000,000
Deferred income taxes, net						1,716,000,000
Other assets						933,000,000
Total assets						377,357,000,000
Liabilities
Reserves for future policy benefits and claims payable						15,190,000,000
Other contract holder funds						58,721,000,000
Market risk benefit - liabilities						8,033,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option						1,404,000,000
Other liabilities						2,540,000,000
Total liabilities						369,036,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021						1,360,000,000		(400,000,000)
Retained earnings						440,000,000		$ (2,600,000,000)
Equity						8,321,000,000
Total liabilities and equity						$ 377,357,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.